26. Income tax (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details 2Abstract
Deferred tax		$ (759,849)	$ 255,285	$ 342,403
Current tax		(1,114,384)	(760,641)	(484,887)
Difference between provision and tax return		(3,163)	(4,700)	(4,786)
Income tax expense		(1,877,396)	(510,056)	(147,270)
Profit for the year before taxes		$ 6,174,862	$ 5,590,691	$ 388,041
Applicable tax rate		30.00%	35.00%	35.00%
Loss for the year at the tax rate		$ (1,852,459)	$ (1,956,742)	$ (135,814)
Gain (loss) from interest in joint ventures		560	(6)	(3)
Non-taxable income		220,769	115,661	138,040
Gain on net monetary position and others		(1,007,010)	902,631	(144,707)
Difference between provision and tax return		(3,163)	(4,700)	(4,786)
Change in the income tax rate	[1]	763,907	433,100	0
Income tax expense		$ (1,877,396)	$ (510,056)	$ (147,270)

[1]	Refers to the effect of applying to deferred tax assets and liabilities the changes in income tax rates in accordance with the previously detailed tax reform on the basis of the year in which they are expected to be realized/settled.